Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable equity securities - Measurement alternative - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Investment Securities [Line Items]
Measurement alternative impairment losses	¥ (11,943)	¥ (8,230)	¥ (4,299)
Measurement alternative downward changes for observable prices	(1,567)	(440)	0
Measurement alternative upward changes for observable prices	882	5,090	¥ 3,067
Cumulative impairment losses	29,569	20,151
Cumulative downward changes for observable prices	2,961	1,393
Cumulative upward changes for observable prices	¥ 58,104	¥ 59,069